Subsequent Events (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 28, 2017	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2017	Jul. 08, 2016
Subsequent Event [Line Items]
Shares issued, price per share								$ 10.56
Exercise price of warrants			$ 6.60
Proceeds from issuance of common stock			$ 3,128	$ 2,540	$ 2,540	$ 4,337
Term loan					$ 7,421	$ 17,814
Subsequent Event [Member] | North Stadium Investments, LLC [Member]
Subsequent Event [Line Items]
Exercise price of warrants	$ 5.04
Term loan	$ 2,500
Interest rate	10.00%
Warrant term	5 years
Subsequent Event [Member] | North Stadium Investments, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants purchased	55,000
Subsequent Event [Member] | Secondary Offering [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues		741,667
Warrants purchased		333,750
Shares issued, price per share		$ 6.12
Exercise price of warrants		$ 0.04
Proceeds from issuance of common stock		$ 4,100
Subsequent Event [Member] | Secondary Offering [Member] | Five-Year Anniversary [Member]
Subsequent Event [Line Items]
Exercise price of warrants		$ 6.60
Subsequent Event [Member] | Underwriters Offering [Member]
Subsequent Event [Line Items]
Warrants purchased							30,000
Subsequent Event [Member] | Engagement Letter [Member] | Ladenburg Thalmann [Member]
Subsequent Event [Line Items]
Legal fee		$ 314,160